Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001862281
Registrant Name	ADAMS STREET PRIVATE EQUITY NAVIGATOR FUND LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES